UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07111
Morgan Stanley Insured California Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured California Municipal Securities
Portfolio of Investments ▪ January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Tax-Exempt Municipal Bonds (98.2%)
	California (96.0%)
$235	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00%	12/01/24		$242,125
185	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/28		185,139
2,000	Anaheim Public Financing Authority, Distribution Electric Ser 2007-A (MBIA Insd)	4.50	10/01/37		1,644,380
205	Beverly Hills Unified School District Ser 2009 (WI)	0.00	08/01/26		76,524
430	Beverly Hills Unified School District Ser 2009 (WI)	0.00	08/01/32		104,507
2,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)	5.35	12/01/27		2,012,140
1,480	California Department of Water Resources, Central Valley Ser Y (FGIC Insd)	5.25	12/01/19		1,613,762
2,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC Insd) (ETM)	5.00	07/01/29		2,305,520
1,000	California State University, Ser 2005 A (AMBAC Insd)	5.00	11/01/35		932,951
400	California Veterans Ser BH (AMT) (FSA Insd)	5.40	12/01/16		402,700
590	Campbell, California Union High School	5.00	08/01/35		569,840
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Ser 2005 (FGIC Insd)	5.00	09/01/29		795,500
105	Clovis Unified School District 2004 Ser A	0.00	08/01/29		31,320
890	Corona-Norco California Unified School District (WI)	0.00	08/01/28		266,982
615	El Segundo Unified School District 2008 Ser A (WI)	0.00	08/01/33		128,898
3,025	Fairfield, California 2007 Ser A	0.00	04/01/30		771,103
1,055	Fontana Unified School District, Ser 2008 B (FSA Insd)	0.00	02/01/33		252,018
1,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38		796,820
775	Grossmont Union High School District, Election of 2004 Ser 2006 (MBIA Insd)	0.00	08/01/24		344,643
775	Grossmont-Cuyamaca Community College District, Election of 2002 Ser 2008C (AGC Insd)	0.00	08/01/30		229,997
1,280	Huntington Beach Union High School District Ser 2004 (FSA Insd)	5.00	08/01/26		1,290,406
1,110	Kern County Board of Education Refg 2006 Ser A COPs (MBIA Insd)	5.00	06/01/31		979,275
245	Kern County Water Agency, Improvement District No 4 Ser 2008A COPs (AGC Insd)	5.00	05/01/28		238,194
1,100	La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)	5.25	09/01/24		1,064,701
1,030	Los Angeles, Ser 2004 A (MBIA Insd)	5.00	09/01/24		1,058,737
1,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Ser 2000 A (FGIC Insd)	4.50	07/01/29	(a)	908,550
1,000	Los Angeles Department of Water & Power,2001 Ser A (FSA Insd)	5.25	07/01/21		1,032,250
800	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 - A (FGIC Insd)	4.75	01/01/31		725,977
1,000	Metropolitan Water District of Southern California, 2003 Ser B-2 (FGIC Insd)	5.00	10/01/27		1,009,040
1,020	Murrieta Valley Unified School District, Election of 2006 Ser 2008 (FSA Insd)	0.00	09/01/31		246,493
820	Murrieta Valley Unified School District, Election of 2006 Ser 2008 (FSA Insd)	0.00	09/01/33		173,914
235	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ser 2008 A (AGC Insd)	5.00	08/01/26		232,568
1,000	Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC Insd)	5.00	06/01/29		954,480
250	Placer County Water Agency Water Refg, Ser 2008 COPs (FSA Insd)	4.75	07/01/29		232,373
730	Poway Unified School District,, San Diego, 2008 Ser A	0.00	08/01/31		190,077
790	Poway Unified School District,, San Diego, 2008 Ser A	0.00	08/01/30		220,671
1,000	Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA Insd)	5.00	04/01/33		866,320
360	Redding Electric System, Ser 2008 A COPs (FSA Insd)	5.00	06/01/27		344,963
500	Riverside Electric, Issue of 2008D (FSA Insd)	5.00	10/01/28		498,105
1,235	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (MBIA Insd)	0.00	09/01/34		230,290
1,255	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (MBIA Insd)	0.00	09/01/35		217,579
1,230	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (MBIA Insd)	0.00	09/01/36		199,272
1,025	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (MBIA Insd)	0.00	09/01/37		155,113
675	Roseville Joint Union High School District, Election Ser 2004 C (FSA Insd)	0.00	08/01/25		280,888
1,000	Sacramento County Utility Districts, 2008 Ser U	5.00	08/15/24		1,018,060
1,000	Sacramento County Sanitation Districts Financing Authority, Refg Ser 2006 (FGIC Insd)	5.00	12/01/28		988,770
180	Sacramento City Financing Authority, 1999 Solid Waste & Redevelopment (AMBAC Insd)	5.75	12/01/22		186,446
1,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd)	5.00	05/01/29		991,120
1,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37		834,110
1,360	San Francisco City & County, Laguna Honda Hospital Ser 2005 I (FSA Insd)	5.00	06/15/30		1,344,088
2,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)	5.00	11/01/31		1,941,639

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

1,000	San Jose, Airport Ser 2001 A (FGIC Insd)	5.00		03/01/25	1,002,510
1,000	San Jose-Evergreen Community College District, Election Ser 2004 B (FSA Insd)	0.00		09/01/32	244,890
500	San Ysidro California School District Ser E	0.00		08/01/27	175,225
760	San Ysidro California School District Ser E	0.00		08/01/29	229,429
1,870	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008A (FSA Insd)	0.00		08/01/33	400,311
480	Simi Valley Unified School District Ser.2007 C	0.00		08/01/28	152,486
380	Simi Valley Unified School District Ser.2007 C	0.00		08/01/30	104,823
1,000	Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)	5.00		09/01/30	889,770
1,000	Southern California Public Power Authority, Transmission Refg Ser 2002 A (FSA Insd)	5.25		07/01/18	1,072,580
250	Tustin Unified School Facilities District No 2002-1-2002 Election Ser 2008 C (FSA Insd)	5.00		06/01/28	251,095
1,000	University of California, Ser 2007- J (FSA Insd)	4.50		05/15/31	880,541
1,000	University of California, Ser 2007- J (FSA Insd)	4.50		05/15/35	863,010
1,000	University of California Regents Ser 2007 A (MBIA Insd)	4.50		05/15/37	834,770
1,000	Upland School District, Election 2000 Ser 2001 B (FSA Insd)	5.125		08/01/25	1,017,470
675	Val Verde Unified School District of Construction, Ser 2005 B COPs (FGIC Insd)	5.00		01/01/30	540,398
1,375	Washington Unified School District, 2004 Ser A (FGIC Insd)	5.00		08/01/22	1,411,753
245	West Basin Municipal Water District, Refg Ser 2008B COPs (AGC Insd)	5.00		08/01/27	241,222
570	Yosemite Community College District, Election of 2004, Ser 2008 C (FSA Insd)	0.00		08/01/25	245,499
1,000	Yucaipa Valley Water District, Ser 2004 A COPs (MBIA Insd)	5.25		09/01/24	926,600

					45,845,720

	Puerto Rico (2.2%)
1,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) (b)	5.50		10/01/32	1,037,080

	Total Tax-Exempt Municipal Bonds (Cost $49,249,316)				46,882,800

	California Short-Term Tax-Exempt Municipal Obligations (1.9%)
600	California Housing Finance Agency, Multifamily Housing Ser 2000 D (Demand 02/02/09)	1.40	(c)	08/01/40	600,000
300	California Economic Recovery, Ser 2004C-3 (Demand 02/02/09)	0.60	(c)	07/01/23	300,000

	Total California Short-Term Tax-Exempt Municipal Obligations (Cost $900,000)				900,000

	Total Investments (Cost $50,149,316) (d)(e)			100.1%	47,782,800

	Liabilities in Excess of Other Assets			(0.1)	(35,538)

	Net Assets Applicable to Common Shareholders			100.0%	$47,747,262

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

WI	Securities on a when-issued basis.

(a)	Prefunded to call date shown.

(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $260,925.

(c)	Current coupon rate of variable rate demand obligation.

(d)	Securities have been designated as collateral in an amount equal to $15,352,939 in connection with open futures contracts securities purchased on a when-issued basis.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT January 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
84	Long	U.S. Treasury Notes 10 Year, March 2008	$10,303,125	($135,366)

89	Long	Swap Futures 5 Year March 2008	10,330,954	37,889

10	Long	Swap Futures 10 Year March 2008	1,247,969	(12,599)

11	Short	U.S. Treasury Notes 2 Year, March 2008	(2,393,875)	3,933

39	Short	U.S. Treasury Notes 20 Year, March 2008	(4,941,422)	228,037

		Net Unrealized Appreciation		121,894

MS Insured Cailfornia Municipal Securities
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$47,782,800	—	$47,782,800	—
Other Financial Instruments*	121,894	121,894	—	—

Total	$47,904,694	$121,894	$47,782,800	—

*	Other financial instruments include futures contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured California Municipal Securities
/s/ Randy Takian

Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith

Francis Smith
Principal Financial Officer
March 19, 2009

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